Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000249214 | Tapestry, Inc. - FR_876030107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249214 | Ameren Corp. - FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249214 | Cboe Global Markets, Inc. - FR_12503M108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249214 | Alliant Energy Corp. - FR_018802108
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000249214 | Kenvue, Inc. - FR_49177J102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000249214 | Corteva, Inc. - FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000249214 | American Financial Group, Inc./OH - FR_025932104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249214 | Encompass Health Corp. - FR_29261A100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000249214 | EOG Resources, Inc. - FR_26875P101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249214 | Baker Hughes Co. - FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249214 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000249214 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000249214 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000249214 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000249214 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000249214 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000249214 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000249214 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000249214 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000249214 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000249214 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249214 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000141795 | Group 1 Automotive, Inc. - FR_398905109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | Northern Oil and Gas, Inc. - FR_665531307
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | Pediatrix Medical Group, Inc. - FR_58502B106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141795 | Hanesbrands, Inc. - FR_410345102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Texas Capital Bancshares, Inc. - FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Independence Realty Trust, Inc. - FR_45378A106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | Matador Resources Co. - FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | John Bean Technologies Corp. - FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | NCR Atleos Corp. - FR_63001N106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | WSFS Financial Corp. - FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141795 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000141795 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000141795 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000141795 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000141795 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141795 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141795 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000141795 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141795 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000141795 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141795 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141795 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000141795 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000141790 | Group 1 Automotive, Inc. - FR_398905109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | Northern Oil and Gas, Inc. - FR_665531307
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | Pediatrix Medical Group, Inc. - FR_58502B106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141790 | Hanesbrands, Inc. - FR_410345102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Texas Capital Bancshares, Inc. - FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Independence Realty Trust, Inc. - FR_45378A106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | Matador Resources Co. - FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | John Bean Technologies Corp. - FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | NCR Atleos Corp. - FR_63001N106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | WSFS Financial Corp. - FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141790 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000141790 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000141790 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000141790 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000141790 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141790 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141790 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000141790 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141790 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000141790 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141790 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141790 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000141790 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C000141791 | Group 1 Automotive, Inc. - FR_398905109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | Northern Oil and Gas, Inc. - FR_665531307
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | Pediatrix Medical Group, Inc. - FR_58502B106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000141791 | Hanesbrands, Inc. - FR_410345102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Texas Capital Bancshares, Inc. - FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Independence Realty Trust, Inc. - FR_45378A106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | Matador Resources Co. - FR_576485205
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | John Bean Technologies Corp. - FR_477839104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | NCR Atleos Corp. - FR_63001N106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | WSFS Financial Corp. - FR_929328102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000141791 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000141791 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000141791 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000141791 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000141791 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141791 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141791 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000141791 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000141791 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000141791 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000141791 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000141791 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000141791 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)